Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | C000202342
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	10.70%	4.42%	4.25%
Without Sales Load [Member] | C000202343
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	10.61%	4.17%	4.00%
Without Sales Load [Member] | C000202344
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)	2.63%	(0.02%)	1.40%
Without Sales Load [Member] | C000202345
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.44%)	2.29%	(0.33%)	1.09%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			3.90%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.30%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			3.90%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.30%